Schedule of provision for income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Domestic (Singapore)	$ 3,580	$ 13,727
Foreign
Total Current	3,580	13,727
Domestic (Singapore)
Foreign	(59,046)	(18,001)
Total Deferred	(59,046)	(18,001)
Income taxes benefit	$ (55,466)	$ (4,274)